Summery of Non-current assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Provisions For Legal Proceedings
Tax	$ 6,960	$ 5,790
Labor	869	796
Civil	1,705	1,275
Environmental	110	101
Others	72	76
Total	$ 9,716	$ 8,038	$ 8,107	$ 7,281